================================================================================

                              New York Equity Fund
                              --------------------


                               Semi-Annual Report

                               September 30, 2000


  INVESTMENT ADVISOR                                      ADMINISTRATOR
  ------------------                                      -------------
 PINNACLE ADVISORS LLC                             ULTIMUS FUND SOLUTIONS, LLC
4605 E. GENESEE STREET                            135 MERCHANT STREET, SUITE 230
DEWITT, NEW YORK 13214                                CINCINNATI, OHIO 45246
    1.315.251.1101                                        1.888.899.8344

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

                              NEW YORK EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 2000
                                   (Unaudited)

ASSETS
    Investment securities, at market value (Cost $10,762,511)      $ 14,609,088
    Dividends receivable                                                 24,520
    Receivable for capital shares sold                                   35,196
    Organization expenses, net (Note 1)                                  16,192
    Other assets                                                         20,839
                                                                   ------------

          TOTAL ASSETS                                               14,705,835
                                                                   ------------
LIABILITIES
    Payable for capital shares redeemed                                   8,163
    Payable to affiliates (Note 3)                                        7,360
    Due to Advisor (Note 3)                                              11,156
    Other accrued expenses                                                5,615
                                                                   ------------

          TOTAL LIABILITIES                                              32,294
                                                                   ------------

NET ASSETS                                                         $ 14,673,541
                                                                   ============
NET ASSETS CONSIST OF:
    Paid-in capital                                                $ 10,167,283
    Accumulated net investment loss                                     (39,674)
    Accumulated net realized gains from security transactions           699,355
    Net unrealized appreciation on investments                        3,846,577
                                                                   ------------

NET ASSETS                                                         $ 14,673,541
                                                                   ============
Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value)                                 689,000
                                                                   ============

Net asset value and redemption price per share (Note 1)            $      21.30
                                                                   ============

Maximum offering price per share (Note 1)                          $      22.36
                                                                   ============

                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                             STATEMENT OF OPERATIONS
                   For the Six Months Ended September 30, 2000
                                   (Unaudited)

INVESTMENT INCOME
    Dividends                                                      $     73,476
                                                                   ------------
EXPENSES
    Investment advisory fees (Note 3)                                    57,146
    Accounting services fees (Note 3)                                    11,751
    Professional fees                                                    10,328
    Administrative services fees (Note 3)                                 8,119
    Insurance expense                                                     7,323
    Shareholder services and transfer agent fees (Note 3)                 6,110
    Amortization of organization expenses (Note 1)                        4,982
    Custodian fees                                                        4,720
    Registration fees                                                     3,291
    Postage and supplies                                                  2,981
    Trustees' fees and expenses                                           2,250
    Shareholder reporting costs                                           1,650
    Pricing costs                                                           193
                                                                   ------------
          TOTAL EXPENSES                                                120,844
    Fees waived by the Advisor (Note 3)                                  (7,694)
                                                                   ------------
          NET EXPENSES                                                  113,150
                                                                   ------------

NET INVESTMENT LOSS                                                     (39,674)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    Net realized losses from security transactions                     (180,776)
    Net change in unrealized appreciation/
          depreciation on investments                                 1,414,987
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      1,234,211
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  1,194,537
                                                                   ============

                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                September 30,     Year Ended,
                                                                     2000          March 31,
                                                                 (Unaudited)         2000
---------------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment loss                                       $    (39,674)    $    (87,788)
      Net realized gains (losses) from security transactions        (180,776)       1,082,317
      Net change in unrealized appreciation/
          depreciation on investments                              1,414,987        1,655,514
                                                                ------------     ------------
Net increase in net assets from operations                         1,194,537        2,650,043
                                                                ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gains from security transactions                  --         (142,527)
                                                                ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                    3,513,936        1,498,021
      Net asset value of shares issued in reinvestment
          of distributions to shareholders                                --           85,441
      Payments for shares redeemed                                   (94,622)        (327,992)
                                                                ------------     ------------
Net increase in net assets from capital share transactions         3,419,314        1,255,470
                                                                ------------     ------------

TOTAL INCREASE IN NET ASSETS                                       4,613,851        3,762,986

NET ASSETS
      Beginning of period                                         10,059,690        6,296,704
                                                                ------------     ------------
      End of period                                             $ 14,673,541     $ 10,059,690
                                                                ============     ============
CAPITAL SHARE ACTIVITY
      Shares sold                                                    171,695           92,509
      Shares issued in reinvestment of
          distributions to shareholders                                   --            5,041
      Shares redeemed                                                 (4,681)         (20,574)
                                                                ------------     ------------
      Net increase in shares outstanding                             167,014           76,976
      Shares outstanding, beginning of period                        521,986          445,010
                                                                ------------     ------------

      Shares outstanding, end of period                              689,000          521,986
                                                                ============     ============

                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                            Selected per Share Data and Ratios for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                        September 30,         Year Ended        Year Ended       Period Ended
                                                            2000               March 31,         March 31,         March 31,
                                                         (Unaudited)             2000              1999            1998 (a)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  $      19.27         $      14.15      $      12.58      $      10.00
                                                        ------------         ------------      ------------      ------------
Income from investment operations:
    Net investment loss                                        (0.06)               (0.17)            (0.05)            (0.01)
    Net realized and unrealized gains on investments            2.09                 5.58              1.69              2.59
                                                        ------------         ------------      ------------      ------------
Total from investment operations                                2.03                 5.41              1.64              2.58
                                                        ------------         ------------      ------------      ------------

Distributions from net realized gains                             --                (0.29)            (0.07)               --
                                                        ------------         ------------      ------------      ------------

Net asset value at end of period                        $      21.30         $      19.27      $      14.15      $      12.58
                                                        ============         ============      ============      ============

TOTAL RETURN (B)                                              10.53%               38.55%            13.07%            25.80%
                                                        ============         ============      ============      ============

Net assets at end of period                             $ 14,673,541         $ 10,059,690      $  6,296,704      $  1,581,185
                                                        ============         ============      ============      ============

Ratio of net expenses to average net assets (c)                1.97%(d)             1.98%             1.97%             1.93%(d)

Ratio of net investment loss to average net assets            -0.69%(d)            -1.15%            -0.60%            -0.20%(d)

Portfolio turnover rate                                         196%(d)              154%               96%               25%

(a) Represents the period from the initial public offering of shares (May 12, 1997) through March 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c) Ratios of expense to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the Advisor, would have been 2.13% (d), 2.74%, 4.49% and 13.85% (d) for the periods ended September 30, 2000 and March 31, 2000, 1999 and 1998, respectively (Note 3).

(d)  Annualized.

                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS - 98.9%                                MARKET VALUE
--------------------------------------------------------------------------------

               APPAREL - 2.0%
    30,000     Tommy Hilfiger Corp.                                 $    288,750
                                                                    ------------
               BANKS  - 16.9%
    10,000     Bank of New York Co., Inc.                                560,625
    10,000     BSB Bancorp, Inc.                                         223,750
     8,000     Chase Manhattan Corp.                                     369,500
     3,000     J.P. Morgan & Co., Inc.                                   490,125
    15,000     KeyCorp                                                   379,687
       900     M&T Bank Corp.                                            459,000
                                                                    ------------
                                                                       2,482,687
                                                                    ------------
               BIOTECHNOLOGY - 9.9%
    15,000     Chiron Corp.                                              675,000
     4,500     Human Genome Sciences, Inc.                               779,063
                                                                    ------------
                                                                       1,454,063
                                                                    ------------
               COMMERCIAL AND CONSUMER SERVICES - 4.0%
    11,250     Paychex, Inc.                                             590,625
                                                                    ------------

               COMMUNICATION EQUIPMENT - 10.8%
     7,500     America Online, Inc.                                      403,125
     4,000     Corning, Inc.                                           1,188,000
                                                                    ------------
                                                                       1,591,125
                                                                    ------------
               COMPUTERS - 3.8%
     5,000     International Business Machines Corp.                     562,500
                                                                    ------------

               COMPUTER SOFTWARE AND SERVICES - 6.1%
    20,000     Computer Associates International, Inc.                   503,750
     4,000     EMC Corp.                                                 396,500
                                                                    ------------
                                                                         900,250
                                                                    ------------
               CONSUMER FINANCE - 2.5%
     6,000     American Express Co.                                      364,500
                                                                    ------------

               DIVERSIFIED MANUFACTURING - 5.5%
    14,000     General Electric, Co.                                     807,625
                                                                    ------------

                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS - 98.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

               ELECTRIC COMPANIES - 1.0%
     4,100     Consolidated Edison, Inc.                            $    139,913
                                                                    ------------

               ELECTRONICS - SEMICONDUCTORS - 1.6%
       750     SDL, Inc.                                                 231,000
                                                                    ------------

               FINANCIAL (DIVERSIFIED) - 3.1%
     5,000     Morgan Stanley Dean Witter & Co.                          457,187
                                                                    ------------

               HEALTH CARE - MAJOR PHARMACEUTICALS - 1.8%
     2,100     Bristol-Meyers Squibb Co.                                 119,962
     3,000     Pfizer, Inc.                                              134,812
                                                                    ------------
                                                                         254,774
                                                                    ------------
               INVESTMENT BANKING AND BROKERAGE - 12.4%
     6,000     Bear Stearns Cos.. Inc.                                   378,000
     4,000     Goldman Sachs Group, Inc.                                 455,750
     4,000     Lehman Brothers Holding, Inc.                             591,000
     6,000     Merrill Lynch & Co.. Inc.                                 396,000
                                                                    ------------
                                                                       1,820,750
                                                                    ------------
               LIFE AND HEALTH INSURANCE - 3.5%
    10,000     AXA Financial, Inc.                                       509,375
                                                                    ------------

               OIL AND GAS - 0.4%
       500     Amerada Hess Corp.                                         33,469
       500     Texaco, Inc.                                               26,250
                                                                    ------------
                                                                          59,719
                                                                    ------------
               PROPERTY AND CASUALTY INSURANCE - 4.6%
     9,000     Allstate Corp.                                            312,750
     6,666     Citigroup, Inc.                                           360,381
                                                                    ------------
                                                                         673,131
                                                                    ------------
               TELECOMMUNICATIONS - 3.0%
    15,000     AT&T Corp.                                                440,625
                                                                    ------------

               TOBACCO - 6.0%
    30,000     Philip Morris Cos., Inc.                                  883,125
                                                                    ------------

               TOTAL COMMON STOCKS - 98.9% (COST $10,665,147)       $ 14,511,724
                                                                    ------------

                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    SHARES     SHORT TERM MONEY MARKET SECURITIES - 0.7%            MARKET VALUE
--------------------------------------------------------------------------------

    97,364     Milestone Treasury Obligation Portfolio -
                 Investor Shares (Cost $97,364)                     $     97,364
                                                                    ------------

               TOTAL INVESTMENTS AT VALUE - 99.6%
                 (COST $10,762,511)                                 $ 14,609,088

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%               64,453
                                                                    ------------

               NET ASSETS - 100.0%                                  $ 14,673,541
                                                                    ============

                 See accompanying notes to financial statements.

                        NEW YORK STATE OPPORTUNITY FUNDS
                              NEW YORK EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 2000
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     The New York Equity Fund (the "Fund") is a non-diversified series of The New York State Opportunity Funds (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on November 20, 1996. The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the "Advisor") purchased the initial shares of the Fund at $10 per share. The Fund began the public offering of shares on May 12, 1997.

     The Fund seeks to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividend income and distributions to Fund shareholders are recorded on the ex-dividend date.

     ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

                        NEW YORK STATE OPPORTUNITY FUNDS
                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               September 30, 2000
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year of at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is based upon the federal income tax cost of portfolio investments of $10,841,877 as of September 30, 2000:

          Gross unrealized appreciation                  $  4,082,340
          Gross unrealized depreciation                      (315,129)
                                                         ------------
          Net unrealized appreciation                    $  3,767,211
                                                         ============

     The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $14,655,209 and $11,233,890, respectively, for the six months ended September 30, 2000.

                        NEW YORK STATE OPPORTUNITY FUNDS
                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               September 30, 2000
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES

     ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.

     The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.98% of average daily net assets. In accordance with the above limitation, the Advisor voluntarily waived $9,473 of its investment advisory fees for the six months ended September 30, 2000.

     Certain trustees and officers of the Trust are also officers of the Advisor.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement in effect since August 24, 2000, Ultimus Fund Solutions, LLC (the "Administrator") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, the Administrator receives a monthly fee at an annual rate of .15% of average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .100% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .050% of such assets in excess of $500 million, subject to a monthly minimum of $2,000. The foregoing fee will be discounted by 30% during the first year of the agreement and 25% during the second year of the agreement or until such time as net assets of the Fund reach $20 million, but in no case later then 2 years from the date of the agreement. Accordingly, during the six months ended September 30, 2000, the Administrator was paid $3,213 for administrative services.

     Certain officers of the Trust are also officers of the Administrator.

                        NEW YORK STATE OPPORTUNITY FUNDS
                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               September 30, 2000
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

     TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
     Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and the Administrator in effect since August 24, 2000, the Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, the Administrator receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. The foregoing fee will be discounted by 30% during the first year of the agreement and 25% during the second year of the agreement or until such time as net assets of the Fund reach $20 million, but in no case later than 2 years from the date of the agreement. Accordingly, during the six months ended September 30, 2000, the Administrator was paid $2,410 for transfer agent services. In addition, the Fund pays the Administrator out-of-pocket expenses including, but not limited to, postage and supplies.

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of a Accounting Services Agreement between the Trust and the Administrator in effect since August 24, 2000, the Administrator calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Administrator receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets from $25 to $500 million and 0.005% of such assets in excess of $500 million. The foregoing fees will be discounted by 30% during the first year of the agreement and 25% during the second year of the agreement or until such times as net assets of the Fund reach $20 million, but in no case later than 2 years from the date of the agreement. Accordingly, during the six months ended September 30, 2000, the Administrator was paid $4,016 for accounting services. In addition, the Fund pays the Administrator certain out-of-pocket expenses incurred by the Administrator in obtaining valuations of the Fund's portfolio securities.

     UNDERWRITING AGREEMENT
     The principal underwriter of the Fund's shares is Pinnacle Investments, Inc. (the "Underwriter"), an affiliate of the Advisor. During the six months ended September 30, 2000, the Underwriter received underwriter commissions of $25,076 and broker commissions of $47,042 in connection with the sale of Fund shares.

                        NEW YORK STATE OPPORTUNITY FUNDS
                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               September 30, 2000
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

     PORTFOLIO TRANSACTIONS
     All of the Fund's portfolio transactions are executed through Pinnacle Investments, Inc., an affiliate of the Advisor. For the six months ended September 30, 2000, brokerage commissions of $110,782 were charged to the Fund.

     DISTRIBUTION PLAN
     The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the six months ended September 30, 2000, the Fund incurred no distribution-related expenses under the Plan.

     PRIOR SERVICE AGREEMENT
     Prior to August 24, 2000, administrative services, fund accounting services and transfer agent services were provided to the Fund by Integrated Fund Services, Inc. ("IFS"). Pursuant to the terms of an Administration Agreement with the Trust, IFS received a monthly fee at an annual rate of .15% of average daily net assets up to $25 million; .125% of such assets from $25 million to $50 million; and .10% of such assets in excess of $50 million, subject to a monthly minimum of $1,000. Pursuant to a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS received for its services a monthly fee at an annual rate of $17.00 per shareholder account, subject to a $1,000 monthly minimum. Pursuant to an Accounting Services Agreement between the Trust and IFS, IFS received a monthly fee of $2,000 from the Fund. Accordingly, during the six months ended September 30, 2000, IFS was paid $16,341 by the Fund for these services.